Schedule of Allocation of Purchase Price (Details) - USD ($)			12 Months Ended
		Sep. 01, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Cash acquired from business combination					$ (50,427)
Goodwill				$ 4,306,579
Shenzhen Jisen Information Tech Limited [Member]
Business Acquisition [Line Items]
Equity instrument		$ 4,640,000
Cash acquired from business combination		(50,427)
Subtotal		4,589,573
Current assets		17,152
Intangible asset - computer software copyrights		175,854
Current liabilities		(140,581)
Deferred tax liabilities		(43,964)
Total identifiable net assets		8,461
Goodwill	[1]	$ 4,581,112

[1]	The goodwill generated from the expected synergies from the cooperation of promoting the national pilot project of Education Certificate and Several Vocational Skill Level Certificates. Jisen Information develops trading simulators, invests in cloud education curriculum system and customized data analysis platform. Jisen Information’s cloud education technology architecture system provides important complement to Company’s existing technology platform. With Jisen Information’s research and develop ability, the Company expects to lower the cost in platform construction and maintenance.